UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Smith Barney Muni Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  March 31
Date of reporting period: September 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

      The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------

           -----------------------------------------------------------
                                  SMITH BARNEY
                                   MUNI FUNDS
                               MASSACHUSETTS MONEY
                                MARKET PORTFOLIO
           -----------------------------------------------------------

                     SEMI-ANNUAL REPORT | SEPTEMBER 30, 2003

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(R)

         Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

           -----------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
           -----------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
                                  WHAT'S INSIDE
================================================================================

Letter from the Chairman ..................................................    1

Schedule of Investments ...................................................    3

Statement of Assets and Liabilities .......................................    8

Statement of Operations ...................................................    9

Statements of Changes in Net Assets .......................................   10

Notes to Financial Statements .............................................   11

Financial Highlights ......................................................   15

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

In an effort to jump-start a weak economy, the Federal Reserve reduced short-term interest rates again in late June, driving the federal funds rate(i) to just 1%, its lowest level since the Eisenhower Administration. During this declining-rate environment, yields on fixed-income securities continued to drop. Meanwhile, many states, including Massachusetts, have been grappling with budget deficits brought on by the faltering economy, layoffs and declining incomes -- all leading to lower tax revenues.

Shortly after the Fed eased rates in June, long-term bond yields experienced a sharp reversal over the summer. However, the yields on shorter-term municipal fixed-income securities continued to fall and eventually stabilized throughout the remainder of the period.

In this environment, the fund performed as follows:

Smith Barney Muni Funds:

Massachusetts Money Market Portfolio's Performance

As of September 30, 2003, the seven-day current yield and seven-day effective yield, which reflects compounding, of Class A shares of the fund were both 0.49%. These numbers are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.


             1   Smith Barney Muni Funds | 2003 Semi-Annual Report

--------------------------------------------------------------------------------
                CLASS A SHARES' YIELDS AS OF SEPTEMBER 30, 2003

--------------------------------------------------------------------------------
Seven-day current yield                                                    0.49%
--------------------------------------------------------------------------------
Seven-day effective yield                                                  0.49%
--------------------------------------------------------------------------------

These numbers are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

--------------------------------------------------------------------------------

At times of uncertainty such as these, investments in short-term fixed-income securities can be an effective means of diversification in an overall investment portfolio. And municipal securities can provide income free from federal, and sometimes state and local, income taxes. Accordingly, we believe it is important to develop and stick with a long-range plan. Please work closely with your financial adviser to determine your proper asset allocation based on your risk/reward profile to help you pursue your long-term financial goals.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 9, 2003


The information provided in this letter by the Investment Adviser is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings are as of September 30, 2003 and are subject to change. Please refer to pages 3 through 5 for a list of the fund's holdings.

(i) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.


             2   Smith Barney Muni Funds | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited)                           September 30, 2003
================================================================================

   FACE
  AMOUNT      RATING(a)                           SECURITY                                    VALUE
=======================================================================================================
$   500,000   AAA       Belchertown GO MBIA-Insured 5.00% due 1/15/04                      $    505,767
    500,000   Aa2*      Boston GO Series C 4.00% due 2/1/04                                     504,970
  1,110,000   AAA       Boston Special Obligation Boston City Hospital MBIA-Insured
                           3.00% due 8/1/04                                                   1,127,881
  1,000,000   A-1+      Boston Water and Sewer Commission Series A 1.00% VRDO                 1,000,000
  1,153,000   AAA       Bourne GO MBIA-Insured 5.00% due 7/15/04                              1,189,379
                        Clipper Tax Exempt Trust PART:
  4,520,000   VMIG 1*      CTFS 00-2 MBIA-Insured 1.15% due 2/12/04                           4,520,000
  5,485,000   VMIG 1*      Series 98-8 AMBAC-Insured 1.13% VRDO                               5,485,000
  1,000,000   MIG 1*    Concord BAN 2.00% due 2/26/04                                         1,003,507
    760,000   MIG 1*    Dover-Sherborn Regional School District BAN
                           1.25% due 11/14/03                                                   760,317
    767,000   AAA       Holbrook GO FSA-Insured 3.00% due 6/15/04                               777,998
    200,000   AAA       Lowell GO AMBAC-Insured 5.50% due 12/15/03                              201,786
                        Massachusetts Bay Transportation Authority:
  2,500,000   A-1+         1.05% VRDO                                                         2,500,000
  8,630,000   A-1+         1.07% VRDO                                                         8,630,000
    500,000   AA           Series A 4.90% due 3/1/04                                            508,053
                        Massachusetts DFA:
  5,000,000   A-1          1.00% due 3/11/04 TECP                                             5,000,000
  2,750,000   A-1          Assisted Living Facilities Whalers Cove Project Series A
                             1.11% VRDO AMT                                                   2,750,000
                           Boston University XLCA-Insured:
  4,500,000   A-1+           Series R-1 1.07% VRDO                                            4,500,000
  8,000,000   A-1+           Series R-3 1.07% VRDO                                            8,000,000
  3,000,000   A-1          Carleton Williard Village 1.10% VRDO                               3,000,000
  2,040,000   A-1          Cider Mills Farms Co. Inc. 1.10% VRDO                              2,040,000
  2,260,000   A-1          Decas Cranberry 1.15% VRDO AMT                                     2,260,000
  5,000,000   A-1+         Draper Laboratory Issue MBIA-Insured 1.10% VRDO                    5,000,000
  1,195,000   A-1          Edgewood Retirement Community Series B 1.12% VRDO                  1,195,000
  3,385,000   NR+          Epichem Inc. Project 1.21% VRDO AMT                                3,385,000
 11,588,000   A-1+         Higher Education Smith College 1.05% VRDO                         11,588,000
  3,090,000   A-1          Horner Millwork Corp. 1.10% VRDO                                   3,090,000
  3,195,000   A-1          Kayem Foods Inc. 1.10% VRDO AMT                                    3,195,000
  1,700,000   A-1          Leaktite Corp. 1.15% VRDO AMT                                      1,700,000
  1,655,000   A-1          Metalcrafters Inc. Series 99 1.20% VRDO AMT                        1,655,000
 15,000,000   VMIG 1*      Notre Dame Health Care Center 1.16% VRDO                          15,000,000
    500,000   A-1          Ocean Spray Cranberries 1.01% VRDO                                   500,000
  2,000,000   A-1+         Phillips Academy 1.05% VRDO                                        2,000,000
                           Resource Recovery Revenue MBIA-Insured:
    500,000   AAA            Semass Systems Series B 5.00% due 1/1/04 AMT                       504,730
  3,745,000   VMIG 1*        Series 563 PART 1.08% VRDO                                       3,745,000
                           Solid Waste Disposal Newark Group Project:
  2,500,000   A-1+           Series A 1.10% VRDO AMT                                          2,500,000
  7,300,000   A-1+           Series C 1.10% VRDO AMT                                          7,300,000

                       See Notes to Financial Statements.


             3   Smith Barney Muni Funds | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

   FACE
  AMOUNT      RATING(a)                           SECURITY                                    VALUE
=======================================================================================================
                        Massachusetts HEFA:
$ 2,000,000   A-1+         Amherst College Series H 0.88% due 6/9/04                       $  2,000,000
  2,500,000   A-1          Baystate Medical Center Series 834 FGIC-Insured PART
                             1.13% VRDO                                                       2,500,000
  2,990,000   A-1+         Bentley College Series K 1.02% VRDO                                2,990,000
  2,500,000   A-1          Berklee College of Music Series 385 MBIA-Insured PART
                             1.05% due 7/8/04                                                 2,500,000
                           Capital Asset Program MBIA-Insured:
    375,000   A-1+           Series B 1.18% VRDO                                                375,000
    300,000   A-1+           Series C 1.18% VRDO                                                300,000
  3,625,000   VMIG 1*      CIL Realty of Massachusetts Inc. Series 99 1.05% VRDO              3,625,000
  6,000,000   A-1          Hallmark Health Systems Series B FSA-Insured
                             1.15% VRDO                                                       6,000,000
                           Harvard University Series EE:
  3,000,000   A-1+           0.85% due 10/15/03 TECP                                          3,000,000
  2,500,000   A-1+           0.85% due 10/16/03 TECP                                          2,500,000
  2,989,000   A-1+           0.85% due 10/28/03 TECP                                          2,989,000
  2,000,000   A-1+           0.85% due 11/13/03 TECP                                          2,000,000
                           Partners Healthcare:
  6,000,000   A-1+           Series C FSA-Insured 1.05% VRDO                                  6,000,000
  1,000,000   A-1            Series D-4 1.05% VRDO                                            1,000,000
  3,400,000   A-1+           Series D-6 1.20% VRDO                                            3,400,000
  2,000,000   AA-            Series E 2.00% due 7/1/04                                        2,015,155
  4,390,000   VMIG 1*      Simmons College MERLOT Series D AMBAC-Insured PART
                             1.11% VRDO                                                       4,390,000
  2,500,000   A-1+         University of Massachusetts Series A 1.05% VRDO                    2,500,000
  7,500,000   A-1+         Wellesley College Issue Series E 1.00% VRDO                        7,500,000
  4,000,000   A-1+         Williams College Series I 1.10% due 4/1/04                         4,000,000
                        Massachusetts HFA:
  6,600,000   VMIG 1*      MFH Princeton Crossings 1.05% VRDO                                 6,600,000
  6,000,000   A-1+         Series F FSA-Insured 1.05% VRDO                                    6,000,000
                        Massachusetts IFA:
  1,000,000   A-1          420 Newburyport Turnpike Series 98 1.10% VRDO                      1,000,000
  6,700,000   VMIG 1*      Buckingham Browne Nichols 1.05% VRDO                               6,700,000
    600,000   NR+          Peterson American Corp. Project 1.35% VRDO AMT                       600,000
  4,700,000   VMIG 1*      Whitehead Institute for Biomed Research 1.05% VRDO                 4,700,000
    650,000   AAA       Massachusetts Municipal Wholesale Electric Co. Power Supply
                           Nuclear Mix 1-A MBIA-Insured 4.00% due 7/1/04                        664,469
  2,000,000   A-1+      Massachusetts Port Authority Series 03
                           0.85% due 10/9/03 TECP AMT                                         2,000,000
  5,160,000   VMIG 1*   Massachusetts State College Building Authority MERLOT
                           Series B11 AMBAC-Insured PART 1.11% VRDO                           5,160,000
                        Massachusetts State GO:
  5,000,000   A-1          MSTC Series 02-209 FSA-Insured PART 1.50% due 12/9/03              5,000,000
  1,000,000   A-1+         Series 97 B 1.05% VRDO                                             1,000,000

                       See Notes to Financial Statements.


             4   Smith Barney Muni Funds | 2003 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2003
================================================================================

   FACE
  AMOUNT      RATING(a)                           SECURITY                                    VALUE
=======================================================================================================
$ 1,415,000   AA-          Series 314 PART 1.13% VRDO                                      $  1,415,000
                           Series B:
  1,500,000   A-1            1.05% VRDO                                                       1,500,000
  1,500,000   A-1+           1.12% VRDO                                                       1,500,000
    500,000   AA-            5.00% due 5/1/04                                                   511,272
  2,500,000   A-1+         Series C 1.12% VRDO                                                2,500,000
                        Massachusetts State Turnpike Authority PART:
  3,010,000   VMIG 1*      Series 334 MBIA-Insured 1.08% VRDO                                 3,010,000
  3,300,000   VMIG 1*      Series 335 AMBAC-Insured 1.08% VRDO                                3,300,000
                        Massachusetts State Water Authority:
  2,500,000   A-1+         Series 94 0.85% due 12/12/03 TECP                                  2,500,000
                           Series 95:
  1,500,000   A-1+           0.90% due 10/1/03 TECP                                           1,500,000
  2,000,000   A-1+           0.80% due 10/6/03 TECP                                           2,000,000
  2,000,000   A-1+           0.80% due 10/10/03 TECP                                          2,000,000
  1,500,000   A-1          Series A AMBAC-Insured 1.05% VRDO                                  1,500,000
                           Series B:
  1,300,000   A-1+           1.05% VRDO                                                       1,300,000
    500,000   A-1+           FGIC-Insured 1.05% VRDO                                            500,000
  2,000,000   A-1+         Series D FGIC-Insured 1.05% VRDO                                   2,000,000
                        Massachusetts State Water Pollution Abatement Trust:
    400,000   AAA          Series 2 5.15% due 2/1/04                                            405,500
    500,000   AAA          Series 8 3.00% due 8/1/04                                            507,833
    250,000   AAA          Series A 6.00% due 8/1/04                                            260,227
    250,000   Aaa*      Newburyport GO MBIA-Insured 5.50% due 5/1/04                            256,490
                        Newton GO:
    320,000   Aaa*         2.00% due 8/15/04                                                    322,765
  7,015,000   MIG 1*       BAN 1.50% due 8/27/04                                              7,047,775
    500,000   MIG 1*    Old Rochester Regional School District BAN
                           2.00% due 4/30/04                                                    502,868
  1,345,000   SP-1+     Puerto Rico PFC Series 520 MBIA-Insured PART
                           1.15% due 8/12/04                                                  1,345,000
  5,000,000   SP-1+     Watertown BAN 2.50% due 11/14/03                                      5,005,515
  5,000,000   MIG 1*    Westborough BAN 2.50% due 11/21/03                                    5,006,393
    125,000   AAA       Westfield GO MBIA-Insured 4.50% due 12/15/03                            125,892
-------------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100.0%
                        (Cost -- $267,453,542**)                                           $267,453,542
=======================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except for those which are identified by an asterisk (*), are rated by Moody's Investors Service ("Moody's").
+ Security has not been rated by either Standard & Poor's or Moody's. However, the Board of Trustees had determined this security to be considered a first tier quality issue due to enhancement features, such as insurance and/or irrevocable letters of credit.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 6 and 7 for definitions of ratings and certain abbreviations.

                       See Notes to Financial Statements.


             5   Smith Barney Muni Funds | 2003 Semi-Annual Report

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Rating "AA" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to generic rating "Aa", where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards.
          Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

================================================================================
Short-Term Security Ratings (unaudited)
================================================================================

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+)sign.

VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.

MIG 1  -- Moody's highest rate for short-term municipal obligations.

NR     -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


             6   Smith Barney Muni Funds | 2003 Semi-Annual Report

================================================================================
Abbreviations* (unaudited)
================================================================================

ABAG   -- Association of Bay Area Governments
AIG    -- American International Guaranty
AMBAC  -- American Municipal Bond Assurance Corporation
AMT    -- Alternative Minimum Tax
BAN    -- Bond Anticipation Notes
BIG    -- Bond Investors Guaranty
CGIC   -- Capital Guaranty Insurance Company
CHFCLI -- California Health Facility Construction Loan Insurance
CONNIE -- College Construction Loan
  LEE     Insurance Association
COP    -- Certificate of Participation
CSD    -- Central School District
CTFS   -- Certificates
DFA    -- Development Finance Agency
EDA    -- Economic Development Authority
ETM    -- Escrowed To Maturity
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
FHLMC  -- Federal Home Loan Mortgage Corporation
FLAIRS -- Floating Adjustable Interest Rate Securities
FNMA   -- Federal National Mortgage Association
FRTC   -- Floating Rate Trust Certificates
FSA    -- Federal Savings Association
GIC    -- Guaranteed Investment Contract
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HDC    -- Housing Development Corporation
HEFA   -- Health & Educational Facilities Authority
HFA    -- Housing Finance Authority
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDR    -- Industrial Development Revenue
IFA    -- Industrial Finance Agency
Inflos -- Inverse Floaters
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance Corporation
MERLOT -- Municipal Exempt Receipts Liquidity Optional Tender
MFH    -- Multi-Family Housing
MSTC   -- Municipal Securities Trust Certificates
MUD    -- Municipal Utilities District
MVRICS -- Municipal Variable Rate Inverse Coupon Security
PART   -- Partnership Structure
PCR    -- Pollution Control Revenue
PFC    -- Public Finance Corporation
RAN    -- Revenue Anticipation Notes
RAW    -- Revenue Anticipation Warrants
RIBS   -- Residual Interest Bonds
RITES  -- Residual Interest Tax-Exempt Securities
SWAP   -- Swap Structure
TAN    -- Tax Anticipation Notes
TECP   -- Tax Exempt Commercial Paper
TOB    -- Tender Option Bond Structure
TRAN   -- Tax and Revenue Anticipation Notes
UFSD   -- Unified Free School District
UHSD   -- Unified High School District
USD    -- Unified School District
VA     -- Veterans Administration
VRDO   -- Variable Rate Demand Obligation
XLCA   -- XL Capital Assurance

----------
* Abbreviations may or may not appear on the schedule of investments.


             7   Smith Barney Muni Funds | 2003 Semi-Annual Report

================================================================================
Statement of Assets and Liabilities (unaudited)               September 30, 2003
================================================================================

ASSETS:
   Investments, at amortized cost                                   $267,453,542
   Cash                                                                   87,786
   Receivable for securities sold                                      1,658,939
   Receivable for Fund shares sold                                     1,295,177
   Interest receivable                                                   624,138
   Prepaid expenses                                                        2,812
   Other assets                                                              858
--------------------------------------------------------------------------------
   Total Assets                                                      271,123,252
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund shares reacquired                                  3,785,901
   Payable for securities purchased                                      917,237
   Management fee payable                                                106,428
   Dividends payable                                                      52,961
   Distribution plan fees payable                                          7,481
   Deferred compensation payable                                             858
   Accrued expenses                                                       68,621
--------------------------------------------------------------------------------
   Total Liabilities                                                   4,939,487
--------------------------------------------------------------------------------
Total Net Assets                                                    $266,183,765
--------------------------------------------------------------------------------

NET ASSETS:
   Par value of shares of beneficial interest                       $    266,061
   Capital paid in excess of par value                               265,917,704
--------------------------------------------------------------------------------
Total Net Assets                                                    $266,183,765
================================================================================
Shares Outstanding                                                   266,061,157
--------------------------------------------------------------------------------
Net Asset Value, Per Share (and redemption price)                   $       1.00
================================================================================

                       See Notes to Financial Statements.


             8   Smith Barney Muni Funds | 2003 Semi-Annual Report

================================================================================
Statement of Operations (unaudited)
================================================================================

For the Six Months Ended September 30, 2003

INVESTMENT INCOME:
   Interest                                                           $1,475,546
--------------------------------------------------------------------------------
EXPENSES:
   Management fee (Note 4)                                               675,223
   Distribution plan fees (Note 4)                                       138,732
   Shareholder servicing fees                                             15,490
   Audit and legal                                                        10,966
   Shareholder communications                                             10,627
   Custody                                                                10,097
           Registration fees                                               2,531
   Insurance                                                               2,389
   Trustees' fees                                                          1,407
   Other                                                                   1,072
--------------------------------------------------------------------------------
   Total Expenses                                                        868,534
--------------------------------------------------------------------------------
Net Investment Income                                                 $  607,012
================================================================================

                       See Notes to Financial Statements.


             9   Smith Barney Muni Funds | 2003 Semi-Annual Report

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended September 30, 2003 (unaudited) and the Year Ended March 31, 2003

                                                  September 30       March 31
================================================================================
OPERATIONS:
   Net investment income                         $     607,012    $   2,113,825
   Net realized gain                                        --          123,089
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations              607,012        2,236,914
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 3):
   Net investment income                              (607,012)      (2,113,825)
--------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                    (607,012)      (2,113,825)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares                675,290,943      950,510,458
   Net asset value of shares issued for
     reinvestment of dividends                         596,763        2,195,084
   Cost of shares reacquired                      (663,840,356)    (998,623,569)
--------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
     Fund Share Transactions                        12,047,350      (45,918,027)
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                   12,047,350      (45,794,938)

NET ASSETS:
   Beginning of period                             254,136,415      299,931,353
--------------------------------------------------------------------------------
   End of period                                 $ 266,183,765    $ 254,136,415
================================================================================

                       See Notes to Financial Statements.


             10   Smith Barney Muni Funds | 2003 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

The Massachusetts Money Market Portfolio ("Fund"), a separate investment fund of the Smith Barney Muni Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of this Fund and eight other separate investment funds: Florida, Georgia, Limited Term, National, New York, Pennsylvania, California Money Market and New York Money Market Portfolios. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) gains or losses on the sale of securities are calculated by using the specific identification method; (d) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (e) dividends and distributions to shareholders are recorded on ex-dividend date;
(f) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (g) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (h) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Portfolio Concentration

Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Massachusetts.


             11   Smith Barney Muni Funds | 2003 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

3. Exempt-Interest Dividends and Other Distributions

The Fund declares and records a dividend of substantially all its net investment income on each business day. Such dividends are paid or reinvested monthly in fund shares on the payable date. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. Effective July 1, 2003, the Fund pays SBFM a management fee calculated at an annual rate of 0.475% on the first $1 billion of the Fund's average daily net assets; 0.45% on the next $1 billion; 0.425% on the next $3 billion; 0.40% on the next $5 billion and 0.375% on the Fund's average daily net assets in excess of $10 billion. This fee is calculated daily and paid monthly.

Prior to July 1, 2003, the Fund paid SBFM a management fee calculated at an annual rate of 0.50% on the first $2.5 billion of the Fund's average daily net assets; 0.475% on the next $2.5 billion and 0.45% on the Fund's average daily net assets in excess of $5 billion. This fee was calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPCis responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2003, the Fund paid transfer agent fees of $19,835 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average


             12   Smith Barney Muni Funds | 2003 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

daily net assets of that class. For the six months ended September 30, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were $138,732.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

5.    Shares of Beneficial Interest

At September 30, 2003, the Trust had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share.

Transactions in shares of the Fund were as follows:

                                         Six Months Ended          Year Ended
                                        September 30, 2003       March 31, 2003
================================================================================
Class A
Shares sold                                675,290,943             950,510,458
Shares issued on reinvestment                  596,763               2,195,084
Shares reacquired                         (663,840,356)           (998,623,569)
--------------------------------------------------------------------------------
Net Increase (Decrease)                     12,047,350             (45,918,027)
================================================================================

6.    Subsequent Event

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999.
As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards


             13   Smith Barney Muni Funds | 2003 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


             14   Smith Barney Muni Funds | 2003 Semi-Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares                             2003(1)         2003        2002         2001         2000(2)
==========================================================================================================
Net Asset Value, Beginning of Period     $   1.00       $   1.00     $   1.00     $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------
Net investment income(3)                    0.002          0.008        0.018        0.034        0.016
Dividends from net investment income       (0.002)        (0.008)      (0.018)      (0.034)      (0.016)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $   1.00       $   1.00     $   1.00     $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------
Total Return(4)                              0.22%++        0.78%        1.81%        3.46%        1.66%++
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)     $    266       $    254     $    300     $    336     $    260
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(3)(5)                            0.62%+         0.65%        0.65%        0.65%        0.65%+
   Net investment income                     0.44+          0.78         1.80         3.36         3.05+
==========================================================================================================

(1)   For the six months ended September 30, 2003 (unaudited).
(2) For the period September 14, 1999 (commencement of operations) to March 31, 2000.
(3) The manager waived a portion of its fees for the years ended March 31, 2002, March 31, 2001, and the period ended March 31, 2000. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                        Per Share Decreases to                Expense Ratios
                         Net Investment Income              Without Fee Waiver
                        ----------------------              ------------------
       2002                     $0.000*                           0.66%
       2001                      0.000*                           0.66
       2000                      0.001                            0.76+

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) As a result of voluntary expense limitations, the expense ratio will not exceed 0.70%.
*     Amount represents less than $0.001 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


             15   Smith Barney Muni Funds | 2003 Semi-Annual Report

                      (This page intentionally left blank.)

--------------------------------------------------------------------------------
SMITH BARNEY
MUNI FUNDS
--------------------------------------------------------------------------------

TRUSTEES

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Andrew B. Shoup*
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Julie P. Callahan, CFA
Vice President and
Investment Officer

Joseph P. Deane
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel*
Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699


* As of November 25, 2003

--------------------------------------------------------------------------------
Smith Barney Muni Funds
--------------------------------------------------------------------------------

Massachusetts Money
Market Portfolio

The Fund is a separate investment fund of the Smith Barney Muni Funds, a Massachusetts business trust.

This report is submitted for general information of the shareholders of Smith Barney Muni Funds -- Massachusetts Money Market Portfolio, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY MUNI FUNDS
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004


For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.


(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD01736 11/03                                                            03-5649

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds


By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Muni Funds

Date:    December 12, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Muni Funds

Date:    December 12, 2003

By:      /s/ Richard L. Peteka
         Richard L. Peteka
         Chief Financial Officer of
         Smith Barney Muni Funds

Date:    December 12, 2003